Prospectus Supplement October 1, 2019

For the following funds with prospectuses dated January 1, 2019 – June 1, 2019 (each as supplemented to date)

Capital World Growth and Income Fund® EuroPacific Growth Fund® The New Economy Fund® New World Fund®

1. The following is added to the section titled “The Capital SystemSM” in the “Management and organization” section of the Capital World Growth and Income Fund prospectus:

Leo Hee, Partner, Capital World Investors, serves as an equity portfolio manager for the fund. Leo serves as Senior Vice President of the fund and has 26 years of investment experience in total (15 years with Capital Research and Management Company or affiliate). He has 1 year of experience in managing the fund.

2. The following is added to the section titled “The Capital SystemSM” in the “Management and organization” section of the EuroPacific Growth Fund prospectus:

Lara Pellini, Partner, Capital World Investors, serves as an equity portfolio manager for the fund. Lara serves as Senior Vice President of the fund and has 18 years of investment experience (all with Capital Research and Management Company or affiliate). She has 5 years of experience in managing the fund and 9 years of prior experience as an investment analyst for the fund.

3. The following is added after the fifth paragraph in the “Investment objectives, strategies and risks” section of The New Economy Fund prospectus:

The fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

4. The following is added after the paragraph captioned “Liquidity risk” in the “Investment objective, strategies and risks” section of The New Economy Fund prospectus:

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

5. The following is added after the sixth paragraph in the “Investment objective, strategies and risks” section of the New World Fund prospectus:

The fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

6. The following is added after the paragraph captioned “Exposure to country, region, industry or sector” in the “Investment objective, strategies and risks” section of the New World Fund prospectus:

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

7. The following is added to the section titled “The Capital SystemSM” in the “Management and organization” section of the New World Fund prospectus:

Tomonori Tani, Partner, Capital World Investors, serves as an equity portfolio manager for the fund. Tomonori serves as Senior Vice President of the fund and has 21 years of investment experience in total (15 years with Capital Research and Management Company or affiliate). He has 6 years of experience in managing the fund and 8 years of prior experience as an investment analyst for the fund.

Lisa Thompson, Partner, Capital International Investors, serves as an equity portfolio manager for the fund. Lisa serves as Senior Vice President of the fund and has 31 years of investment experience in total (25 years with Capital Research and Management Company or affiliate). She has less than 1 year of experience in managing the fund.

Effective December 1, 2019, Kirstie Spence, Partner, Capital Fixed Income Investors, will serve as a fixed income portfolio manager for the fund. Kirstie serves as Senior Vice President of the fund and has 24 years of investment experience (all with Capital Research and Management Company or affiliate). She has less than 1 year of experience in managing the fund and 9 years of prior experience as an investment analyst for the fund.

Effective December 1, 2019, Steven G. Backes will no longer manage money in the fund.

Keep this supplement with your prospectus.

Lit. No. MFGEBS-356-1019P CGD/AFD/10039-S75391

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS SUPPLEMENT IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS SUPPLEMENT ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	MICHAEL W. STOCKTON
MICHAEL W. STOCKTON
SECRETARY

Statement of Additional Information Supplement October 1, 2019

For the following funds with statements of additional information dated January 1, 2019 – June 1, 2019 (as supplemented to date):

Capital World Growth and Income Fund®
EuroPacific Growth Fund®
The New Economy Fund®
New World Fund®

1. The table under the heading “Portfolio manager fund holdings and other managed accounts” in the “Management of the fund” section of the Capital World Growth and Income Fund statement of additional information is amended to read as follows. Except as noted below, footnotes to the table remain unchanged.

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[2,3]
Sung Lee	Over $1,000,000	2	$159.8	None		None
L. Alfonso Barroso	Over $1,000,000	3	$127.2	None		None
Michael Cohen	$100,001 – $500,000	2	$15.5	8	$4.29	32[4]	$9.46
Leo Hee[7]	None[8]	2	$59.2	4	$5.84	None
David M. Riley	$100,001 – $500,000	3	$119.2	1	$0.48	None
Alexander G. Sheynkman	$100,001 – $500,000[5]	1	$8.8	None		None
Joyce E. Gordon	Over $1,000,000	3	$246.5	1	$0.48	None
Jin Lee	$100,001 – $500,000[6]	2	$134.8	None		None

[7]	Except as otherwise noted, information is as of August 31, 2019.
[8]	The fund is designed primarily for taxable residents of the United States. Because the portfolio manager is not domiciled in the United States, an investment in the fund may not be appropriate for his personal portfolio. However, as of September 24, 2019, Leo Hee beneficially owned in the $100,001-$500,000 range of equity securities in a non-U.S. fund or account with an investment objective, strategies and risks substantially similar to those of the fund.

2. The table under the heading “Portfolio manager fund holdings and other managed accounts” in the “Management of the fund” section of the EuroPacific Growth Fund statement of additional information is amended to read as follows. Except as noted below, footnotes to the table remain unchanged.

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions) [2,3]
Carl M. Kawaja	Over $1,000,000	3	$230.1	2	$5.84	None
Christopher Thomsen	Over $1,000,000	2	$48.1	1	$0.58	None
Jonathan Knowles	$100,001 – $500,000	4	$172.9	3	$5.53	None
Sung Lee	$500,001 – $1,000,000	3	$106.6	None		None
Lara Pellini[4]	$100,001 – $500,000[5]	None		None		None
Nicholas J. Grace	$500,001 – $1,000,000	3	$43.7	1	$0.58	None
Jesper Lyckeus	$100,001 – $500,000	2	$11.2	None		None
Lawrence Kymisis	$100,001 – $500,000	None		None		None
Andrew B. Suzman	Over $1,000,000	21	$298.6	None		None

[4]	Except as otherwise noted, information is as of August 31, 2019.
[5]	Information is as of September 25, 2019.

3. The first paragraph in the “Certain investment limitations and guidelines” section of The New Economy Fund statement of additional information is amended to read as follows:

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund’s net assets (excluding, for the avoidance of doubt, collateral held in connection with securities lending activities) unless otherwise noted. This summary is not intended to reflect all of the fund’s investment limitations.

4. The following language is being added immediately following the paragraph captioned “Interfund borrowing and lending” in the “Description of certain securities, investment techniques and risks” section of The New Economy Fund statement of additional information:

Securities lending activities – The fund may lend portfolio securities to brokers, dealers or other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned. While portfolio securities are on loan, the fund will continue to receive the equivalent of the interest and the dividends or other distributions paid by the issuer on the securities, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund will not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall each loan to vote on proposals, including proposals involving material events affecting securities loaned. The fund has delegated the decision to lend portfolio securities to the investment adviser. The adviser also has the discretion to consent on corporate actions and to recall securities on loan to vote. In the event the adviser deems a corporate action or proxy vote material, as determined by the adviser based on factors relevant to the fund, it will use reasonable efforts to recall the securities and consent to or vote on the matter.

Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected. The fund will make loans only to parties deemed by the fund’s adviser to be in good standing and when, in the adviser’s judgment, the income earned would justify the risks.

Citibank, N.A. (“Citibank”) serves as securities lending agent for the fund. As the securities lending agent, Citibank administers the fund’s securities lending program pursuant to the terms of a securities lending agent agreement entered into between the fund and Citibank. Under the terms of the agreement, Citibank is responsible for making available to approved borrowers securities from the fund’s portfolio. Citibank is also responsible for the administration and management of the fund’s securities lending program, including the preparation and execution of an agreement with each borrower governing the terms and conditions of any securities loan, ensuring that securities loans are properly coordinated and documented, ensuring that loaned securities are valued daily and that the corresponding required collateral is delivered by the borrowers, arranging for the investment of collateral received from borrowers, and arranging for the return of loaned securities to the fund in accordance with the fund’s instructions or at loan termination. As compensation for its services, Citibank receives a portion of the amount earned by the fund for lending securities.

5. The first paragraph in the “Fund policies” section of The New Economy Fund statement of additional information is amended to read as follows:

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on the fund’s net assets (excluding, for the avoidance of doubt, collateral held in connection with securities lending activities) unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund. In managing the fund, the fund’s investment adviser may apply more restrictive policies than those listed below.

6. The first paragraph in the “Certain investment limitations and guidelines” section of the New World Fund statement of additional information is amended to read as follows:

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund’s net assets (excluding, for the avoidance of doubt, collateral held in connection with securities lending activities) unless otherwise noted. This summary is not intended to reflect all of the fund’s investment limitations.

7. The following language is being added immediately following the paragraph captioned “Interfund borrowing and lending” in the “Description of certain securities, investment techniques and risks” section of the New World Fund statement of additional information:

Securities lending activities – The fund may lend portfolio securities to brokers, dealers or other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned. While portfolio securities are on loan, the fund will continue to receive the equivalent of the interest and the dividends or other distributions paid by the issuer on the securities, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund will not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall each loan to vote on proposals, including proposals involving material events affecting securities loaned. The fund has delegated the decision to lend portfolio securities to the investment adviser. The adviser also has the discretion to consent on corporate actions and to recall securities on loan to vote. In the event the adviser deems a corporate action or proxy vote material, as determined by the adviser based on factors relevant to the fund, it will use reasonable efforts to recall the securities and consent to or vote on the matter.

Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected. The fund will make loans only to parties deemed by the fund’s adviser to be in good standing and when, in the adviser’s judgment, the income earned would justify the risks.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the fund. As the securities lending agent, JPMorgan administers the fund’s securities lending program pursuant to the terms of a securities lending agent agreement entered into between the fund and JPMorgan. Under the terms of the agreement, JPMorgan is responsible for making available to approved borrowers securities from the fund’s portfolio. JPMorgan is also responsible for the administration and management of the fund’s securities lending program, including the preparation and execution of an agreement with each borrower governing the terms and conditions of any securities loan, ensuring that securities loans are properly coordinated and documented, ensuring that loaned securities are valued daily and that the corresponding required collateral is delivered by the borrowers, arranging for the investment of collateral received from borrowers, and arranging for the return of loaned securities to the fund in accordance with the fund’s instructions or at loan termination. As compensation for its services, JPMorgan receives a portion of the amount earned by the fund for lending securities.

8. The first paragraph in the “Fund policies” section of the New World Fund statement of additional information is amended to read as follows:

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on the fund’s net assets (excluding, for the avoidance of doubt, collateral held in connection with securities lending activities) unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund. In managing the fund, the fund’s investment adviser may apply more restrictive policies than those listed below.

9. The table under the heading “Portfolio manager fund holdings and other managed accounts” in the “Management of the fund” section of the New World Fund statement of additional information is amended to read as follows. Except as noted below, footnotes to the table remain unchanged.

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[2,3]
Carl M. Kawaja	Over $1,000,000	3	$330.7	2	$5.68	None
Nicholas J. Grace	$500,001 – $1,000,000	3	$152.4	1	$0.77	None
Robert W. Lovelace	Over $1,000,000	1	$78.4	7	$6.07	9[4]	$1.43
Kirstie Spence[5]	None[6]	3	$4.2	4	$2.21	7[7]	$2.99
Tomonori Tani[5]	None[8]	2	$3.7	3	$1.83	None
Lisa Thompson[5]	$100,001 – $500,000[9]	None		3	$0.86	9[10]	$1.22
Wahid Butt	$100,001 – $500,000	None		1	$0.77	None
Bradford F. Freer	$100,001 – $500,000	4	$48.3	1	$0.77	None
Winnie Kwan	$100,001 – $500,000	2	$116.2	1	$0.77	None
Christopher Thomsen	Over $1,000,000	2	$156.0	1	$0.77	None
Jonathan Knowles	$100,001 – $500,000	4	$271.0	3	$5.10	None

[5]	Except as otherwise noted, information is as of August 31, 2019.
[6]	The fund is designed primarily for taxable residents of the United States. Because the portfolio manager is not domiciled in the United States, an investment in the fund may not be appropriate for her personal portfolio. However, as of September 24, 2019, Kirstie Spence beneficially owned in the $100,001-$500,000 range of equity securities in a non-U.S. fund or account with an investment objective, strategies and risks substantially similar to those of the fund.
[7]	The advisory fee of one of these accounts (representing $0.15 in total assets) is based partially on its investment results.
[8]	As of October 1, 2019, the portfolio manager’s investment in the fund is pending; however, the portfolio manager expects to invest in the fund in the range of $100,001-$500,000.
[9]	Information is as of September 30, 2019.
[10]	The advisory fee of one of these accounts (representing $0.29 in total assets) is based partially on its investment results.

Keep this supplement with your statement of additional information.

Lit No. MFGEBS-350-1019O CGD/10149-S75322